Annual Fund Operating Expenses	Oct. 29, 2021
Government Obligations Fund | First American Government Obligations Fund - Class A
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waivers	none	[1]
Net Expenses	0.75%	[1]
Government Obligations Fund | First American Government Obligations Fund - Class D
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.61%
Less Fee Waivers	(0.01%)	[2]
Net Expenses	0.60%	[2]
Government Obligations Fund | First American Government Obligations Fund - Class P
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.03%)	[3]
Net Expenses	0.18%	[3]
Government Obligations Fund | First American Government Obligations Fund - Class T
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers	(0.01%)	[4]
Net Expenses	0.40%	[4]
Government Obligations Fund | First American Government Obligations Fund - Class U
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.09%)	[5]
Net Expenses	0.12%	[5]
Government Obligations Fund | First American Government Obligations Fund - Class V
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers	(0.01%)	[6]
Net Expenses	0.30%	[6]
Government Obligations Fund | First American Government Obligations Fund - Class X
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.07%)	[7]
Net Expenses	0.14%	[7]
Government Obligations Fund | First American Government Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers	(0.01%)	[8]
Net Expenses	0.45%	[8]
Government Obligations Fund | First American Government Obligations Fund - Class Z
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.03%)	[9]
Net Expenses	0.18%	[9]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class A
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.18%
Total Annual Fund Operating Expenses	0.78%
Less Fee Waivers	(0.03%)	[10]
Net Expenses	0.75%	[10]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class T
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.43%
Less Fee Waivers	(0.03%)	[11]
Net Expenses	0.40%	[11]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class V
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.33%
Less Fee Waivers	(0.03%)	[12]
Net Expenses	0.30%	[12]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class X
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers	(0.09%)	[13]
Net Expenses	0.14%	[13]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.48%
Less Fee Waivers	(0.03%)	[14]
Net Expenses	0.45%	[14]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers	(0.03%)	[15]
Net Expenses	0.20%	[15]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.26%
Total Annual Fund Operating Expenses	0.86%
Less Fee Waivers	(0.11%)	[16]
Net Expenses	0.75%	[16]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.50%
Less Fee Waivers	(0.10%)	[17]
Net Expenses	0.40%	[17]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.40%
Less Fee Waivers	(0.10%)	[18]
Net Expenses	0.30%	[18]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.56%
Less Fee Waivers	(0.11%)	[19]
Net Expenses	0.45%	[19]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.30%
Less Fee Waivers	(0.10%)	[20]
Net Expenses	0.20%	[20]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class A
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers	(0.01%)	[21]
Net Expenses	0.75%	[21]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class D
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.62%
Less Fee Waivers	(0.02%)	[22]
Net Expenses	0.60%	[22]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class P
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.03%)	[23]
Net Expenses	0.18%	[23]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class T
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.42%
Less Fee Waivers	(0.02%)	[24]
Net Expenses	0.40%	[24]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class V
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.32%
Less Fee Waivers	(0.02%)	[25]
Net Expenses	0.30%	[25]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class X
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers	(0.08%)	[26]
Net Expenses	0.14%	[26]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.47%
Less Fee Waivers	(0.02%)	[27]
Net Expenses	0.45%	[27]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class Z
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers	(0.04%)	[28]
Net Expenses	0.18%	[28]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.19%
Total Annual Fund Operating Expenses	0.79%
Less Fee Waivers	(0.04%)	[29]
Net Expenses	0.75%	[29]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.64%
Less Fee Waivers	(0.04%)	[30]
Net Expenses	0.60%	[30]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.44%
Less Fee Waivers	(0.04%)	[31]
Net Expenses	0.40%	[31]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.34%
Less Fee Waivers	(0.04%)	[32]
Net Expenses	0.30%	[32]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waivers	(0.04%)	[33]
Net Expenses	0.45%	[33]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers	(0.04%)	[34]
Net Expenses	0.20%	[34]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers	(0.06%)	[35]
Net Expenses	0.40%	[35]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.36%
Less Fee Waivers	(0.06%)	[36]
Net Expenses	0.30%	[36]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.51%
Less Fee Waivers	(0.06%)	[37]
Net Expenses	0.45%	[37]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Z
Prospectus [Line Items]
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Less Fee Waivers	(0.06%)	[38]
Net Expenses	0.20%	[38]

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[3]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[4]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[5]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that the total annual fund operating expenses, after waivers, do not exceed 0.12%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[6]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[7]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[8]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[9]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[10]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[11]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[12]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[13]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[14]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[15]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[16]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[17]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[18]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[19]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[20]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[21]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[22]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[23]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[24]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[25]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[26]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[27]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[28]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[29]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[30]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[31]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[32]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[33]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[34]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[35]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[36]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[37]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[38]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.